Other Income and Loss, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Loss, Net [Abstract]
Schedule of Other Income and Loss, Net
	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Other income and loss
– Bank interest income	65	80	78
– Government grants	31	46	16
– Exchange loss	5	—	(21)
	101	126	73